Discontinued Operations - Summary of Income Statement - Discontinued Operations (Detail) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Disclosure of analysis of single amount of discontinued operations [abstract]
Profit/(loss) after taxation from operating activities	$ 175	$ (2,921)
Net loss on disposal	(510)
Loss after taxation	(335)	(2,921)
Attributable to non-controlling interests	7	26
Attributable to BHP shareholders	$ (342)	$ (2,947)
Basic loss per ordinary share (cents)	$ (0.066)	$ (0.554)
Diluted loss per ordinary share (cents)	$ (0.066)	$ (0.554)